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Pear Tree Polaris International Opportunities Fund
Pear Tree Polaris International Opportunities Fund
Investment Objective:
Long-term capital appreciation.
Fee Table and Expenses of International Opportunities Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of International Opportunities Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pear Tree Polaris International Opportunities Fund		Ordinary Shares	Institutional Shares		R6 Shares
Management Fees		0.90%	0.90%		0.90%
Distribution (12b-1) Fees		0.25%	none		none
Other Expenses		0.45%	0.48%		0.33%
Acquired Fund Fees and Expenses (AFFE)		none	none		none
Total Annual Fund Operating Expenses		1.60%	1.38%		1.23%
Fee Waiver and/ or Expense Reimbursement	[1]	0.10%	0.32%	[2],[3]	0.24%	[4]
Total Annual Fund Operating Expenses after Fee Waiver and/ or Expense Reimbursement		1.50%	1.06%	[2],[3]	0.99%	[4]
[1]	The Manager has contractually agreed until September 30, 2024 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to International Opportunities Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of International Opportunities Fund would be calculated using an annual rate of 0.80 percent of International Opportunities Fund’s net assets. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from International Opportunities Fund amounts that it has waived under that agreement.
[2]	The Manager has contractually agreed until September 30, 2024 to reimburse International Opportunities Fund with respect to Institutional Shares for a portion of International Opportunities Fund’s net assets attributable to Institutional Shares in an amount equal to 0.10 percent per annum, provided that the amount of such reimbursement for such year shall not exceed the amount of the portion of International Opportunities Fund’s adjusted “Annual Fund Operating Expenses” attributable to Institutional Shares for that year, Adjusted “Annual Fund Operating Expenses” for a year means all International Opportunities Fund operating expenses for the year, other than management fees, distribution and services fees, AFFE and extraordinary expenses. This fee waiver only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from International Opportunities Fund amounts that it has reimbursed under that agreement.
[3]	The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until September 30, 2024 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of International Opportunities Fund’s net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. This fee waiver does not apply to Ordinary Shares or R6 Shares. The Manager does not have the right to recoup from International Opportunities Fund amounts that it has waived under that agreement.
[4]	The Manager has contractually agreed until September 30, 2024 to reimburse such portion of the expenses of International Opportunities Fund attributable to R6 Shares such that “Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement” with respect to R6 Shares, other than extraordinary expenses, is not greater than 0.99 percent of International Opportunities Fund’s net assets attributable to R6 Shares. This expense reimbursement agreement does not permit the Manager to recoup any amounts reimbursed by the Manager, and it only may be terminated with the approval of the Trustees. The Manager does not have a right to recoup from International Opportunities Funds amounts that it has waived under that agreement.

Example
This example is intended to help you compare the cost of investing in International Opportunities Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in International Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5 percent return each year and that International Opportunities Fund’s operating expenses remain the same as set forth in the table above. The example also assumes that the fee waiver agreement currently in effect expires September 30, 2024; therefore, amounts for 3-, 5- and 10-year periods do not include any adjustment to reflect any fee waivers or expense reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Pear Tree Polaris International Opportunities Fund - USD ($)	1 year	3 years	5 years	10 years
Ordinary Shares	153	495	861	1,892
Institutional Shares	108	405	725	1,630
R6 Shares	101	367	653	1,467

Portfolio Turnover
International Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect International Opportunities Fund’s performance. During the most recent fiscal year, International Opportunities Fund’s portfolio turnover rate was 57 percent of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, International Opportunities Fund invests at least 80 percent of its net assets (plus borrowings for investment purposes) in equity securities issued by foreign markets issuers. A foreign markets issuer is an issuer operating in any industry sector that derives at least 50 percent of its gross revenues or profits from goods or services produced in non-U.S. markets or from sales made in non-U.S. markets. Issuers in which International Opportunities Fund invests may have any market capitalization. Equity securities include common and preferred shares, warrants and other rights derivative of or convertible into common stocks, American Depositary Receipts (ADRs), and Indian participatory notes (generally an interest in a pool of Indian-listed securities that is traded exclusively outside India by non-Indian registered investors), as well as shares of mutual funds and exchange-traded funds (ETFs), each of which invests at least 80 percent of its net assets in similar securities issued by foreign markets issuers.
To manage International Opportunities Fund’s portfolio, its sub-adviser generally seeks to identify more than 30 foreign markets securities that the sub-adviser considers as having the best opportunity for total return. To select specific investments, the sub-adviser is opportunistic, that is, looking for market inefficiencies using a proprietary quantitative investment process focused on bottom-up fundamental research. International Opportunities Fund is “non-diversified,” which means that it may invest a higher percentage of its assets in a smaller number of issuers.
International Opportunities Fund also may utilize options in an attempt to improve the risk/return profile of International Opportunities Fund’s returns. International Opportunities Fund also may for hedging purposes buy and sell forward foreign currency exchange contracts in connection with its investments.
Generally, International Opportunities Fund invests in foreign markets issuers in the countries represented by the MSCI ACWI ex USA Index. As of June 30, 2023, the MSCI ACWI ex USA Index comprised issuers from countries representing 22 developed markets and 24 emerging markets. International Opportunities Fund generally will be invested in issuers in fifteen or more foreign countries and fifteen or more industry sectors. However, International Opportunities Fund may be invested in securities from any country, any industry sector, or of any market capitalization amount.

Principal Investment Risks
Past Performance
The following bar chart and table provide some indication of the risks of investing in International Opportunities Fund by showing changes in International Opportunities Fund’s performance over time. The tables also compare International Opportunities Fund’s performance to a broad measure of market performance that reflects the type of securities in which International Opportunities Fund invests. Past performance does not necessarily indicate how International Opportunities Fund will perform (before and after taxes) in the future. Updated performance information is available at www.peartreefunds.com.
A Note on Performance
Ordinary Shares, Institutional Shares and R6 Shares commenced operations on January 1, 2019. Prior to November 15, 2019, International Opportunities Fund had a different investment sub-adviser and pursued different principal investment strategies. The current investment sub-adviser began managing the Fund with the current principal investment strategies on January 1, 2020 after a transition period beginning November 15, 2019.

Calendar Year Total Returns — Ordinary Shares The bar chart below provides performance information for International Opportunities Fund’s Ordinary Shares.

Calendar year-to-date return of the Ordinary Shares of International Opportunities Fund as of September 30, 2023 was 3.36%.
Best Quarter:	Q4 2020	25.73%
Worst Quarter:	Q1 2020	(32.88)%

Average Annual Total Returns for the periods ended December 31, 2022
Average Annual Returns - Pear Tree Polaris International Opportunities Fund	1 Year	Since Inception	Inception Date
Ordinary Shares	(19.57%)	5.40%	Jan. 01, 2019
Institutional Shares	(19.08%)	5.85%	Jan. 01, 2019
R6 Shares	(19.19%)	5.85%	Jan. 01, 2019
After Taxes on Distributions | Ordinary Shares	(19.68%)	4.36%
After Taxes on Distributions and Sale of Fund Shares | Ordinary Shares	(11.24%)	4.09%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)	(15.57%)	3.72%	Jan. 01, 2019

After-Tax Returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. After-tax returns are shown only for Ordinary Shares and after-tax returns for Institutional Shares and R6 Shares may vary. Actual after-tax returns may differ depending on your individual circumstances.